Charles Schwab Investment Management, Inc.

425 Market Street, Suite 1700

San Francisco, CA 94105

July 30, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 033-62470 and 811-07704)

Schwab Target 2010 Index Fund	Schwab Target 2045 Index Fund
Schwab Target 2015 Index Fund	Schwab Target 2050 Index Fund
Schwab Target 2020 Index Fund	Schwab Target 2055 Index Fund
Schwab Target 2025 Index Fund	Schwab Target 2060 Index Fund
Schwab Target 2030 Index Fund	Schwab Target 2065 Index Fund
Schwab Target 2035 Index Fund	Schwab Target 2070 Index Fund
Schwab Target 2040 Index Fund
Post-Effective Amendment No. 241

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated July 28, 2026, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Alexandra Riedel

Alexandra Riedel

Corporate Counsel